Share-based compensation - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended
	May 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unamortized compensation costs relating to unvested share-based compensation awards		$ 16,501,000		$ 16,501,000		$ 1,956,000
Expected to be amortized over a weighted average period				27 months
Shares remaining for issuance under stock incentive plan		1,253,635		1,253,635		1,418,715
Share-based compensation expenses		$ 1,986,000	$ 797,000	$ 4,254,000	$ 2,511,000
Arrangement fees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Arrangement fees capitalized to deferred financing fees		1,600,000	1,452,000	7,598,000	6,755,000
Arrangement fees settled in Class A common shares		800,000	726,000	3,799,000	3,377,000
Transaction fees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction fees capitalized to vessels		1,278,000	1,761,000	4,890,000	7,465,000
Transaction fees settled in Class A common shares		639,000	881,000	$ 2,445,000	3,732,000
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				1 year
Total fair value of shares vested		$ 0	0	$ 827,000	1,028,000
Granted, stock units				56,861
Weighted average grant date fair value				$ 15.48
Phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Outstanding phantom share units vested and available for exchange		537,001		537,001		547,001
Granted, stock units				60,000
Weighted average grant date fair value				$ 18.84
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Retention requirement description				restricted stock units generally vest over three years, in equal one-third amounts on each anniversary date of the date of the grant.
Granted, stock units				528,232
Weighted average grant date fair value				$ 16.57
Restricted stock units [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Granted, stock units	479,714
Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Granted, stock units				786,147
Conditions for exercise of tranches				Performance vesting will occur for a given tranche of performance stock units if the stock price of a Class A common share equals or exceeds the target performance vesting share price for such tranche for any 20 consecutive trading days on or before May 31, 2021.
Performance Stock Units [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, stock units	786,147
Weighted average grant date fair value	$ 10.23
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses		$ 150,000	$ 150,000	$ 450,000	$ 450,000